Note 6 Reconciliation Of Changes In Impairment (Details) - EUR (€)		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
disclosure of Reconciliation Of Impaired Assets [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 15,478,000,000	€ 16,770,000,000
Additions Of Impaired Assets		4,235,000,000	9,533,000,000
Decrease of impaired assets	[1]	(2,000,000,000)	(5,024,000,000)
Increase (decrease) in financial assets		2,236,000,000	4,509,000,000
Decrease through write-off, financial assets		1,918,000,000	3,603,000,000
Increase (decrease) through foreign exchange and other movements, financial assets		(96,000,000)	(968,000,000)
Interrumped Operations		0	(1,230,000,000)
Impaired financial assets and guarantees given at the end		€ 15,700,000,000	€ 15,478,000,000

[1]	(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries